FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Carrying Amounts and Fair Values of Certain Debt Instruments
The carrying amounts and fair values of certain of the Company’s debt instruments are as follows (dollars in thousands):

	As of December 31, 2020		As of December 31, 2019
	Principal Amount Outstanding	Fair Value	Principal Amount Outstanding	Fair Value
2012 Term Loan	$362,960	$342,997	$385,364	$385,364
2020 Term Loan	180,000	177,750	—	—
Magellan Acquisition Limited Facility	252,143	244,579	278,684	278,684
Fly Aladdin Acquisition Facility	229,644	192,407	272,343	272,343
2021 Notes	—	—	325,000	331,207
2024 Notes	300,000	286,500	300,000	314,070

Assets and Liabilities Measured at Fair Value on Recurring Basis
As of December 31, 2020 and 2019, the categorized assets and liabilities measured at fair value on a recurring basis, based upon the lowest level of significant inputs to the valuations are as follows (dollars in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2020:
Derivative assets	—	$2,085	—	$2,085
Derivative liabilities	—	46,169	—	46,169
Investment in equity certificates	—	3,023	—	3,023
December 31, 2019:
Derivative assets	—	$4,824	—	$4,824
Derivative liabilities	—	27,943	—	27,943
Investment in equity certificates	—	16,048	—	16,048